Restatement of Previously Issued Financial Statements - Summary of Restatement Of Balance Sheet (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restatement [Line Items]
Warrant liability	$ 15,561,000		$ 11,659,376
FPA liability			6,449,999	$ 4,174,999
Ordinary shares	901,720,000	$ 21,961,000				$ 9,759,000
Additional paid-in capital			15,919,760	24,641
Accumulated deficit	(96,357,000)	(75,955,000)	(10,920,390)	(4,175,999)		(34,296,000)
Shareholders' equity	$ 806,344,000	(52,437,000)	5,000,001	(4,150,999)	$ 110,161,000	$ (24,116,000)	$ (744,000)
Common Class A [Member]
Restatement [Line Items]
Ordinary shares subject to possible redemption			121,415,295
Ordinary shares			272
Common Class B [Member]
Restatement [Line Items]
Ordinary shares			359	359
Previously Reported [Member]
Restatement [Line Items]
Additional paid-in capital		8,053,974	5,734,817	24,641
Accumulated deficit		(3,054,441)	(735,266)	(1,000)
Shareholders' equity		5,000,006	5,000,001	24,000
Previously Reported [Member] | Common Class A [Member]
Restatement [Line Items]
Ordinary shares subject to possible redemption		137,205,490	139,524,670
Ordinary shares		114	91
Previously Reported [Member] | Common Class B [Member]
Restatement [Line Items]
Ordinary shares		359	359	359
Revision of Prior Period, Adjustment [Member]
Restatement [Line Items]
Warrant liability		15,942,709	11,659,376
FPA liability		6,966,666	6,449,999	4,174,999
Additional paid-in capital		15,164,728	10,184,943
Accumulated deficit		(15,164,957)	(10,185,124)	(4,174,999)
Shareholders' equity				$ (4,174,999)
Revision of Prior Period, Adjustment [Member] | Common Class A [Member]
Restatement [Line Items]
Ordinary shares subject to possible redemption		(22,909,375)	(18,109,375)
Ordinary shares		229	$ 181
As Restated [Member]
Restatement [Line Items]
Warrant liability		15,942,709
FPA liability		6,966,666
Additional paid-in capital		23,218,702
Accumulated deficit		(18,219,398)
Shareholders' equity		5,000,006
As Restated [Member] | Common Class A [Member]
Restatement [Line Items]
Ordinary shares subject to possible redemption		114,296,115
Ordinary shares		343
As Restated [Member] | Common Class B [Member]
Restatement [Line Items]
Ordinary shares		$ 359